Goodwill - Schedule of Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Balance, beginning of year	$ 5,153	$ 5,039
Adjustment to goodwill on business acquisition	0	147
Goodwill included in dispositions	0	(13)
Reclassified to assets held for sale (note 5)	(226)	0
Foreign exchange translation	323	(20)
Balance, end of year	$ 5,250	$ 5,153